Note 14 - Fair Value Measurements - Fair Value on a Recurring Basis 1 (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt securities available-for-sale	$ 118,141,000	$ 118,439,000	$ 126,737,000
Marketable equity securities	210,000	322,000	400,000
Fair Value, Recurring [Member]
Debt securities available-for-sale	118,141,000	118,439,000	126,737,000
Marketable equity securities	210,000	322,000	400,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	2,239,000	3,441,000	9,987,000
Marketable equity securities	210,000	322,000	400,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	115,902,000	114,998,000	116,750,000
Marketable equity securities	0	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0	0
Marketable equity securities	0	0	0
US Treasury Securities [Member]
Debt securities available-for-sale	2,239,000	3,441,000	9,987,000
US Treasury Securities [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	2,239,000	3,441,000	9,987,000
US Treasury Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	2,239,000	3,441,000	9,987,000
US Treasury Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	0	0	0
US Treasury Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0	0
US Government Agencies Debt Securities [Member]
Debt securities available-for-sale	24,412,000	22,112,000	34,007,000
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	24,412,000	22,112,000	34,007,000
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	0	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	24,412,000	22,112,000	34,007,000
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0	0
Taxable Municipal Notes [Member]
Debt securities available-for-sale	6,229,000	7,188,000	8,717,000
Taxable Municipal Notes [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	6,229,000	7,188,000	8,717,000
Taxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	0	0	0
Taxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	6,229,000	7,188,000	8,717,000
Taxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0	0
Nontaxable Municipal Notes [Member]
Debt securities available-for-sale	52,728,000	56,168,000	57,115,000
Nontaxable Municipal Notes [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	52,728,000	56,168,000	57,115,000
Nontaxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	0	0	0
Nontaxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	52,728,000	56,168,000	57,115,000
Nontaxable Municipal Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0	0
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	27,693,000	24,819,000	11,284,000
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	0	0	0
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	27,693,000	24,819,000	11,284,000
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	0	0	0
Corporate Debt Securities [Member]
Debt securities available-for-sale	4,840,000	4,711,000	5,627,000
Corporate Debt Securities [Member] | Fair Value, Recurring [Member]
Debt securities available-for-sale	4,840,000	4,711,000	5,627,000
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Debt securities available-for-sale	0	0	0
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt securities available-for-sale	4,840,000	4,711,000	5,627,000
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Debt securities available-for-sale	$ 0	$ 0	$ 0